Investment Risks	Apr. 30, 2026
Manor Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

An investor could lose money investing in the Manor Fund. The Manor Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Manor Fund | General Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks in the Manor Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact large corporations,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Manor Fund carries the risk that Jonathan F. Kolle, the portfolio manager, will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Manor Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Manor Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk

In the event of a general market decline, the value of the Manor Fund could decline. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Manor Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk If interest rates increase the value of portfolio investments could decline. The potential for fluctuations in bond prices is primarily due to changes in interest rates.
Manor Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned about the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.

Manor Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk

Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. The impact of inflation, and investors’ expectations of future inflation, can impact the current value of portfolio investments, resulting in lower stock prices.

Manor Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk

The Manor Fund is actively managed and depends heavily on the advisor’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Manor Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Manor Fund and, therefore, the ability of the Fund to achieve its investment objective.

Manor Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk

Large Capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared to smaller capitalization companies.

Manor Fund | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk

The Manor Fund may, at times invest a substantial portion of the portfolio in companies in the technology sector. Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants. As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

Manor Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor could lose money investing in the Manor Fund
Growth Fund | General Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks in the Manor Growth Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

or that the Manor Growth Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Manor Growth Fund carries the risk that Jonathan F. Kolle, the portfolio manager, will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Manor Growth Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, the effect of inflation, and technology sector risk.

Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk

In the event of a general market decline, the value of the Manor Growth Fund could decline. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Growth Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk If interest rates increase the value of portfolio investments could decline. The potential for fluctuations in bond prices is primarily due to changes in interest rates.
Growth Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned about the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.

Growth Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk

Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. The impact of inflation, and investors’ expectations of future inflation, can impact the current value of portfolio investments, resulting in lower stock prices.

Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk

The Manor Growth Fund is actively managed and depends heavily on the advisor’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Manor Growth Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Manor Growth Fund and, therefore, the ability of the Manor Growth Fund to achieve its investment objective.

Technology Sector Risk

The Manor Growth Fund may, at times invest a substantial portion of the portfolio in companies in the technology sector. Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants. As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

Growth Fund | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

An investor could lose money investing in the Manor Growth Fund. The Manor Growth Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of the Manor Growth Fund.

Growth Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk

Equity securities may decline in value because of factors affecting a particular company or the market in general. Equity securities are susceptible to general stock market movements and may have sudden drops in value due to volatility.

Growth Fund | Technology Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	The Manor Growth Fund may, at times invest a substantial portion of the portfolio in companies in the technology sector. Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants. As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift
Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor could lose money investing in the Manor Growth Fund
Bond Fund | General Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks in the Manor Bond Fund include:

the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, the Manor Bond Fund carries the risk that Jonathan F. Kolle, the portfolio manager, will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Manor Bond Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk

In the event of a general market decline, the value of the Manor Bond Fund could decline. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the market generally.

Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk If interest rates increase the value of portfolio investments could decline. The potential for fluctuations in bond prices is primarily due to changes in interest rates.
Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned about the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.

Bond Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk

Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. The impact of inflation, and investors’ expectations of future inflation, can impact the current value of portfolio investments, resulting in lower prices.

Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk

The Manor Bond Fund is actively managed and depends heavily on the advisor’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Manor Bond Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Manor Bond Fund and, therefore, the ability of the Manor Bond Fund to achieve its investment objective.

Bond Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

An investor could lose money investing in the Manor Bond Fund. The Manor Bond Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of the Manor Bond Fund.

Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor could lose money investing in the Manor Bond Fund